Debt (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 30, 2021	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 0	$ 64,563,000	$ 0
Loan received from Small Business Administration's Paycheck Protection Program		$ 8,100,000
Repayments of lines of credit				38,124,000	$ 26,439,000	$ 0
Repayments of small business administration's paycheck protection program	$ 8,100,000
Final termination payment	900,000
Accelerated unamortized debt issuance costs	400,000
Debt outstanding				$ 0
Line of Credit | Variable Rate Revolving Line Of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			$ 11,400,000
Line of Credit | Variable Rate Growth Capital Advance Components
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			15,000,000
Line of Credit | Subordinated Credit Facility
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			$ 30,000,000
Repayments of lines of credit	$ 30,000,000